Repurchase Agreements	12 Months Ended
Dec. 31, 2020
Repurchase Agreements
Note 14. Repurchase Agreements

Note 14. Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following:

As of or for the year ended

December 31,	2020	2019

Period end balance	$38,727,312	$33,189,848
Average balance	29,687,950	33,545,527
Highest month-end balance	38,727,312	38,868,833
Weighted average interest rate	0.86%	0.89%

Pledged investment (1)
Amortized cost	59,546,509	45,637,025
Fair value	60,705,178	45,966,750

1)	U.S. GSE securities, Agency MBS, ABS and OAS, and CDs were pledged as collateral for the periods presented.